LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Schedule of balance of amounts payable relating to finance leases

	12.31.18	12.31.17
Nominal value payable	766,215	787,147
Unrealized financial expenses	(373,188)	(401,687)
Present value payable	393,027	385,460

Current	53,133	51,036
Non-current	339,894	334,424

Schedule of aging list of finance lease payable

Aging list of finance lease payable at December 31, 2018 is as follows:

	Nominal value	Present value
	payable	payable
Up to 1 year	60,823	53,133
From 1 to 5 years	207,450	146,797
Over five years	497,942	193,097
Total	766,215	393,027

Schedule of repayments by year of maturity

	Loans and			Contingent
Year	financing	Debentures	Finance lease	Consideration	Total
2020	359,948	1,025,097	41,441	—	1,426,486
2021	231,764	1,025,097	36,704	—	1,293,565
2022	209,948	999,755	35,190	—	1,244,893
2023	18,082	—	33,463	—	51,545
2024 onwards	—	—	193,096	465,686	658,782
Total	819,742	3,049,949	339,894	465,686	4,675,271

Schedule of changes in borrowings

	Loans and		Finance	Financing -	Contingent
	financing	Debentures	lease	Suppliers	Consideration	Total
Balance at 12.31.16	4,158,015	3,554,307	374,428	722,591	414,733	9,224,074
Additions	55,876	3,000,000	13,462	571,444	—	3,640,782
Government grants (Note 21)	(1,581)	—	—	—	—	(1,581)
Financial charges (Note 27)	300,153	485,295	45,265	70,603	31,411	932,727
Issue costs	—	(4,926)	—	—	—	(4,926)
Foreign exchange variation (Note 27)	15,846	—	—	—	—	15,846
Write-offs (payments)	(2,025,963)	(2,513,937)	(47,695)	(757,486)	—	(5,345,081)
Balance at 12.31.17	2,502,346	4,520,739	385,460	607,152	446,144	8,461,841
Additions	—	—	18,672	506,397	—	525,069
Government grants (Note 21)	(40)	—	—	—	—	(40)
Financial charges (Note 27)	169,771	242,415	45,501	33,169	19,542	510,398
Issue costs	—	1,471	—	—	—	1,471
Foreign exchange variation (Note 27)	28,848	—	—	—	—	28,848
Write-offs (payments)	(1,118,355)	(1,590,715)	(56,606)	(622,474)	—	(3,388,150)
Balance at 12.31.18	1,582,570	3,173,910	393,027	524,244	465,686	6,139,437

Summary of funding and payments

	2018				2017
		Write-offs (payments)				Write-offs (payments)
	Additions	Principal	Financial charges	Total	Additions	Principal	Financial charges	Total
Loans and financing	—	(961,687)	(156,668)	(1,118,355)	55,876	(1,781,261)	(244,702)	(2,025,963)
BNDES	—	(946,763)	(152,447)	(1,099,210)	15,998	(825,256)	(213,752)	(1,039,008)
BNB	—	(14,924)	(4,221)	(19,145)	39,878	(11,808)	(4,073)	(15,881)
Resolution 4131 - Scotiabank and Bank of America	—	—	—	—	—	(944,197)	(26,877)	(971,074)
Debêntures	—	(1,324,723)	(265,992)	(1,590,715)	3,000,000	(2,000,000)	(513,937)	(2,513,937)
4th issue – Series 3	—	—	(1,583)	(1,583)	—	—	(1,522)	(1,522)
1st issue – Minas Comunica	—	(24,723)	(1,082)	(25,805)	—	—	—	—
3rd issue	—	—	—	—	—	(2,000,000)	(246,817)	(2,246,817)
4th issue	—	(1,300,000)	(47,257)	(1,347,257)	—	—	(151,152)	(151,152)
5th issue	—	—	(149,795)	(149,795)	2,000,000	—	(114,446)	(114,446)
6th issue	—	—	(66,275)	(66,275)	1,000,000	—	—	—
Suppliers	506,397	(571,434)	(51,040)	(622,474)	571,444	(668,512)	(88,974)	(757,486)
Finance lease	18,672	(35,375)	(21,231)	(56,606)	13,462	(35,722)	(11,973)	(47,695)
Total	525,069	(2,893,219)	(494,931)	(3,388,150)	3,640,782	(4,485,495)	(859,586)	(5,345,081)

Loans and financing
LOANS, FINANCING AND DEBENTURES
Schedule of borrowings

	Information as of December 31, 2018				12/31/18			12/31/17
	Currency	Annual interest rate	Maturity	Guarantees	Current	Non-current	Total	Current	Non-current	Total

Local currency					1,367,551	4,675,271	6,042,822	2,891,142	5,345,445	8,236,587

Financial Institutions (b.1)					666,213	819,742	1,485,955	820,468	1,456,624	2,277,092
BNDES FINEM	URTJLP	TJLP+ 0 to 4.08%	Jul-19	(1)	214,012	—	214,012	371,946	213,958	585,904
BNDES FINEM	URTJLP	TJLP+ 0 to 3.38%	Aug-20	(3)	184,200	122,011	306,211	184,007	303,560	487,567
BNDES FINEM	R$	5.00%	Nov-19	(3)	13,403	—	13,403	14,654	13,377	28,031
BNDES FINEM	URTJLP	TJLP+ 0 to 3.12%	Jan-23	(3)	103,486	316,269	419,755	101,879	413,552	515,431
BNDES FINEM	R$	4.00% to 6.00%	Jan-23	(3)	37,837	94,516	132,353	37,061	132,092	169,153
BNDES FINEM	R$	Selic Acum. D-2 + 2.32%	Jan-23	(3)	80,014	245,887	325,901	70,426	305,952	376,378
BNDES PSI	R$	2.5% to 5.5%	Jan-23	(2)	18,207	1,263	19,470	25,405	19,413	44,818
BNB	R$	7.06% to 10%	Aug-22	(4)	15,054	39,796	54,850	15,090	54,720	69,810

Suppliers (b.2)	R$		Dec-19		524,244	—	524,244	607,152	—	607,152

Debentures (b.3)					123,961	3,049,949	3,173,910	1,412,486	3,108,253	4,520,739
4th issue – Series 3	R$	IPCA+4.00%	Oct-19	(5)	41,121	—	41,121	312	40,010	40,322
1st issue – Minas Comunica	R$	IPCA+0.50%	Jul-21	(5)	26,250	52,499	78,749	24,088	72,264	96,352
4th issue	R$	100% of CDI + 0.68%	Apr-18	(5)	—	—	—	1,317,513	—	1,317,513
5th issue	R$	108.25% of CDI	Feb-22	(5)	51,233	1,997,694	2,048,927	64,397	1,996,517	2,060,914
6th issue	R$	100% of CDI + 0.24%	Nov-20	(5)	5,357	999,756	1,005,113	6,176	999,462	1,005,638

Finance lease (b.4)	R$	IPCA and IGP-M	Aug-33		53,133	339,894	393,027	51,036	334,424	385,460

Contingent Consideration (b.5)	R$	Selic			—	465,686	465,686	—	446,144	446,144

Foreign Currency					96,615	—	96,615	142,299	82,955	225,254

Financial Institutions (b.1)					96,615	—	96,615	142,299	82,955	225,254
BNDES FINEM	UMBND	ECM + 2.38%	Jul-19	(1)	96,615	—	96,615	142,299	82,955	225,254
Total					1,464,166	4,675,271	6,139,437	3,033,441	5,428,400	8,461,841

(1)    Guarantee in receivables relating to 15% of the outstanding debt balance or four times the largest installment, whichever is higher.

(2)    Pledge of financed assets.

(3)    Assignment of receivables corresponding to 20% of outstanding debt balance or one time the last installment of sub-credit facility "A" (UMIPCA) plus five times the last installment of each of the other sub-credit facilities, whichever is greater.

(4)    Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. Balances were R$12,473 and R$11,722 at December 31, 2018 and 2017, respectively.

(5)    Unsecured.

Debentures
LOANS, FINANCING AND DEBENTURES
Schedule of borrowings

		Amounts
Issue	Issue date	Issued	Outstanding	Issue value
4th issue – Series 3	10/15/2009	810,000	23,557	810,000
1st issue – Minas Comunica	12/17/2007	5,550	5,550	55,500
4th issue	4/25/2013	130,000	130,000	1,300,000
5th issue	2/8/2017	200,000	200,000	2,000,000
6th issue	11/27/2017	100,000	100,000	1,000,000